Leases	9 Months Ended
Sep. 30, 2022
Leases.
Leases

8.            Leases

The Company leases buildings for its engineering center and head office and, warehouse spaces and kiosk locations to promote vehicle sales. These leases generally span a period of one to five years.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

Right-of-use
assets
Cost:
December 31, 2020	$1,660,098
Additions	1,575,434
Foreign exchange translation difference	2,520
December 31, 2021	3,238,052
Additions	8,424,158
Disposal	(524,568)
Foreign exchange translation difference	(658)
September 30, 2022	$11,136,984
Amortization:
December 31, 2020	$732,764
Additions	767,293
Foreign exchange translation difference	586
December 31, 2021	1,500,643
Additions	883,253
Disposal	(198,623)
Foreign exchange translation difference	(227)
September 30, 2022	$2,185,046
Net book value:
December 31, 2021	$1,737,409
September 30, 2022	$8,951,938

The following tables reconcile the change in the lease liabilities and disclose a maturity analysis of the lease liabilities for the nine months ended September 30, 2022 and the year ended December 31, 2021:

Balance as at December 31, 2020	$1,075,773
Lease addition	1,575,434
Accretion of lease liability	144,975
Repayment of principal and interest	(908,911)
Balance as at December 31, 2021	$1,887,271
Lease addition	16,426,759
Accretion of lease liability	765,768
Repayment of principal and interest	(849,532)
Lease modification	(356,433)
Balance as at September 30, 2022	$17,873,833

During the nine months ended September 30, 2022, the Company entered into a lease agreement for a storage and distribution premise in California for $25,711 a month for period of five years. As a result, the Company recognized right-of-use asset of $1,299,744 at the commencement of the lease.

During the nine months ended September 30, 2022, the Company renewed an existing lease agreement for a kiosk location in Arizona for $12,500 a month for period of 33 months. As a result, the Company recognized right-of-use asset of $410,481 at the commencement of the lease.

During the nine months ended September 30, 2022, the Company renewed an existing lease agreement for an office premise in Mesa Arizona for $15,813 a month for period of 13 months. As a result, the Company recognized right-of-use asset of $195,672 at the commencement of the lease.

During the nine months ended September 30, 2022, the Company commenced a lease agreement for Mesa facility for period of 129.5 months. As a result, the Company recognized right-of-use asset of $6,518,261 and lease liability of $14,520,861 at the commencement of the lease.

The Company incurred $275,408 and $1,037,180 of lease expenses for the three and nine months ended September 30, 2022, respectively (September 30, 2021 - $336,858 and $782,490 for the three and nine months respectively), for short-term leases and low-value leases which are not included in the measurement of lease liabilities.

During the nine months ended September 30, 2022, the Company decided to not exercise its renewal options for two existing lease agreements expiring on July 31, 2022. The Company derecognized right-of-use assets with cost of $524,568 and accumulated depreciation of $198,623, lease liabilities of $356,433, and recorded a gain of $30,488 on disposal which is included in the other income in the statement of loss.

			Present value of
	Future minimum		minimum lease
At September 30, 2022	lease payments	Interest	payments
Less than one year	$2,142,683	$859,240	$1,283,443
Between one and five years	11,747,097	6,121,109	5,625,988
More than five years	15,711,180	4,746,778	10,964,402
	$29,600,961	$11,727,127	$17,873,833
Current portion of lease liabilities			1,283,443
Non-current portion of lease liabilities			$16,590,390